Subsequent Event (Details Narrative) - Subsequent Event [Member] - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - Operational Agreement [Member]	Nov. 15, 2017 USD ($)	Nov. 15, 2017 CNY (¥)	Nov. 15, 2017 HKD
Acquisition of equipment and machinery	$ 500,000
Consideration for mining	$ 500,000
Share of mining after-tax profit percentage	54.00%	54.00%	54.00%
Fortune Deluxe Limited [Member]
Acquisition of equipment and machinery	$ 300,000
Share of mining after-tax profit percentage	46.00%	46.00%	46.00%
RMB [Member]
Acquisition of equipment and machinery | ¥		¥ 3,300,000
RMB [Member] | Fortune Deluxe Limited [Member]
Acquisition of equipment and machinery | ¥		¥ 200,000
HKD [Member]
Consideration for mining | HKD			HKD 4,000,000